EQUITY - Additional Information (Details) - USD ($)			12 Months Ended
	Apr. 21, 2021	Dec. 13, 2020	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Shares issued			16,155,810
Shares outstanding			16,155,810
Proceeds from sale of future shares			$ 953,087
Shares issued for cash			3,127,442	$ 2,222,000
Contributed capital			$ 50,924,276	$ 50,630,439
Number of shares repurchased		$ 250,000
Tau Game Lodge [Member]
EQUITY
Number pf Options for purchase, shares				233,501
Subscription receivable amount				$ 140,680
Equity stock split ratio			1.00%
Exercisable price			$ 34.87	$ 34.87
Stock-based compensation expenses			$ 181,559	$ 101,731
Vesting term			2 years
Ordinary shares
EQUITY
Proceeds from sale of future shares			$ 3,127,442	$ 2,222,000
Ordinary shares | Tau Game Lodge [Member]
EQUITY
Number of shares issued			85,836	73,428
Genius U Limited Ordinary Shares [Member]
EQUITY
Shares issued for cash			$ 3,308,617	$ 0
Genius U Limited Ordinary Shares [Member] | Convertible Debt [Member]
EQUITY
Convertible debt obligations			177,689	1,671,188
Entrepreneur Resorts Limited Ordinary Shares [Member]
EQUITY
Shares issued for cash			953,087	0
Contributed capital				13,199,435
Entrepreneur Resorts Limited Ordinary Shares [Member] | Convertible Debt [Member]
EQUITY
Convertible debt obligations			$ 37,085	992,816
Genius Group Ltd Ordinary Shares [Member]
EQUITY
Shares issued for cash				30,997,810
Shares issued for settlement of loan				350,000
Number pf Options for purchase, shares	73,428		12,238
Subscription receivable amount			$ 433,783
Equity stock split ratio	1.00%
Stock-based compensation expenses			394,717	398,605
Unamortized share based compensation			$ 159,265	$ 75,434
Genius Group Ltd Ordinary Shares [Member] | Tau Game Lodge [Member]
EQUITY
Number pf Options for purchase, shares			14,306	12,238